INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAX
Schedule of provision for income taxes

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Current provision for income tax—Russia	(5,045)	(3,912)	(4,908)	(80.9)
Current provision for income tax—other	(295)	(193)	(280)	(4.6)
Deferred income tax (expense)/benefit—Russia	(256)	(297)	331	5.4
Deferred income tax benefit—other	141	485	533	8.8
Total provision for income taxes	(5,455)	(3,917)	(4,324)	(71.3)

Schedule of components of net income before income taxes

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Income before income taxes—Russia	23,393	18,232	15,683	258.6
Loss before income taxes—other	(918)	(4,636)	(4,576)	(75.5)
Total income before income taxes	22,475	13,596	11,107	183.1

Schedule of statutory Russian income tax rate reconciled to the Company's effective income tax rate

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Expected provision at Russian statutory income tax rate of 20%	4,495	2,719	2,221	36.6
Effect of:
Tax on dividends	466	423	359	5.9
Non-deductible share-based compensation	229	522	678	11.2
Other expenses not deductible for tax purposes	97	252	299	4.9
Accrual of unrecognized tax benefit	81	(51)	755	12.4
Difference in foreign tax rates	(160)	(185)	(331)	(5.4)
Other	(3)	2	198	3.3
Change in valuation allowance	250	235	145	2.4
Provision for income taxes	5,455	3,917	4,324	71.3

Schedule of movements in the valuation allowance

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Balance at the beginning of the period	(147)	(414)	(837)	(13.8)
Charges to expenses	(250)	(235)	(145)	(2.4)
Foreign currency translation adjustment	(17)	(188)	323	5.3
Balance at the end of the period	(414)	(837)	(659)	(10.9)

Schedule of reconciliation of the total amounts of unrecognized income tax benefits

	2014	2015	2016	2016
	RUB	RUB	RUB	$
Balance at the beginning of the period	25	97	37	0.6
Increases/(decreases) related to prior years tax positions	69	(13)	469	7.8
Increases related to current year tax positions	2	10	74	1.2
Settlements	—	(57)	—	—
Foreign currency translation adjustment	1	—	—	—
Balance at the end of the period	97	37	580	9.6

Schedule of deferred tax assets and liabilities

	2015	2016	2016
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	834	1,182	19.5
Net operating loss carryforward	967	904	14.9
Intangible assets	465	372	6.1
Other	23	81	1.4
Valuation allowance	(837)	(659)	(10.9)
Total deferred tax asset	1,452	1,880	31.0
Deferred tax liability
Convertible debt discount	(783)	(350)	(5.8)
Property and equipment	(441)	(434)	(7.2)
Intangible assets	(483)	(348)	(5.7)
Unremitted earnings	(894)	(1,066)	(17.6)
Other	(177)	(60)	(0.9)
Total deferred tax liability	(2,778)	(2,258)	(37.2)
Net deferred tax liability	(1,326)	(378)	(6.2)
Net deferred tax assets	226	662	10.9
Net deferred tax liabilities	(1,552)	(1,040)	(17.1)